OppenheimerFunds, Inc.

Two World Financial Center
225 Liberty Street
New York, New York 10281

April 17, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:     Registration Statement on Form N-14 for Oppenheimer International Growth Fund;

           Proxy Materials for Oppenheimer Baring Japan Fund.

To the Securities and Exchange Commission:

Enclosed for filing with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the "1933 Act"), is the Registration Statement on Form N-14 (the "Registration Statement") of Oppenheimer International Growth Fund (the "Registrant"), an open-end investment company. The Registration Statement will register shares of the Registrant to be issued in the reorganization (“merger”) of that open-end investment company with Oppenheimer Baring Japan Fund (“Baring Japan Fund”), also an open-end investment company. The Registrant and Baring Japan Fund have the same investment adviser (OppenheimerFunds, Inc.).

As stated on the facing sheet of the Registration Statement, it is expected that the Registration Statement will become effective on May 18, 2009. The solicitation of Oppenheimer Baring Japan Fund shareholders is expected to commence shortly thereafter.

In accordance with the general instructions to Form N-14, the preliminary proxy material which forms a part of the Registration Statement is deemed to be filed pursuant to the Securities Exchange Act of 1934, as amended. No filing fee is due because the Registrant previously filed a declaration to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Agreement and Plan of Reorganization filed herewith as Exhibit A to the Proxy Statement and Prospectus and the disclosure in the Proxy Statement and Prospectus concerning the reorganization of the Registrant and Baring Japan Fund closely follow the corresponding disclosure in other registration statements recently filed on Form N-14 in connection with the reorganizations of several Oppenheimer funds with other Oppenheimer funds, such as the Registration Statement on Form N-14/A of Oppenheimer Rising Dividends Fund, Inc. (333-152572, September 11, 2008).

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Taylor Edwards, Esq.
Vice President and Assistant Counsel
OppenheimerFunds, Inc.
Two World Financial Center
New York, NY 10281
212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your assistance.

Sincerely,

/s/ Amee Kantesaria
--------------------------------------

Amee Kantesaria

Assistant Vice President and Assistant Counsel
Tel.: 212.323.5217
Fax: 212.323.4070

akantesaria@oppenheimerfunds.com

cc:     Kramer Levin Naftalis & Frankel LLP

   KPMG LLP

          Gloria LaFond